Restructuring - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	3 Months Ended	1 Months Ended
	May 31, 2013	May 31, 2013	May 31, 2013 2013 Plan	May 31, 2013 Consumer Segment 2013 Plan Facility Position	May 31, 2013 Consumer Segment 2013 Plan Employee Severance	May 31, 2013 Consumer Segment 2013 Plan Facility Closing	May 31, 2013 Industrial Reportable Segment 2013 Plan	May 31, 2013 Industrial Reportable Segment 2013 Plan Employee Severance Position
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 23,900,000	$ 20,072,000	$ 12,700,000	$ 15,600,000	$ 8,200,000	$ 7,400,000	$ 4,500,000
Number of position eliminated				133
Number of shutdown manufacturing facilities				2
Inventory markdowns	3,900,000		3,900,000	3,900,000
Expected number of positions to be eliminated								34
Building and equipment write-downs			$ 3,500,000